Fair Value Measurements (Details) - EBP 009 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 2,419,608,152	$ 2,256,088,193
Stanley Black & Decker, Inc. Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total	90,311,704	100,801,606
Short-term Investments
EBP, Investment, Fair Value and NAV [Line Items]
Total	5,738,835	7,492,033
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	66,667,987	83,708,394
Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total	2,256,889,626	2,064,086,160
Level 1 Inputs
EBP, Investment, Fair Value and NAV [Line Items]
Total	168,253,965	195,212,381
Level 1 Inputs | Stanley Black & Decker, Inc. Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total	90,311,704	100,801,606
Level 1 Inputs | Short-term Investments
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 1 Inputs | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	66,667,987	83,708,394
Level 1 Inputs | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total	11,274,274	10,702,381
Level 2 Inputs
EBP, Investment, Fair Value and NAV [Line Items]
Total	2,251,354,187	2,060,875,812
Level 2 Inputs | Stanley Black & Decker, Inc. Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 2 Inputs | Short-term Investments
EBP, Investment, Fair Value and NAV [Line Items]
Total	5,738,835	7,492,033
Level 2 Inputs | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 2 Inputs | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total	2,245,615,352	2,053,383,779
Level 3 Inputs
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 3 Inputs | Stanley Black & Decker, Inc. Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 3 Inputs | Short-term Investments
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 3 Inputs | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 3 Inputs | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 0	$ 0